REAL ESTATE INVESTMENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
REAL ESTATE INVESTMENTS
NOTE 3. REAL ESTATE INVESTMENTS, NET

As of June 30, 2021, the Company’s real estate investment portfolio consisted of 38 operating properties located in 14 states comprised of: 12 retail properties, 14 office properties and 12 industrial properties, including one industrial property classified as held for sale and an approximate 72.7% undivided TIC Interest in an industrial property in Santa Clara, California, not reflected in the table below, but discussed in Note 4.

The following table provides summary information regarding the Company’s operating properties as of June 30, 2021:

Property		Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo Health		Orlando, FL	6/15/2016	Office	$9,855,847	$1,269,350	$(2,444,918)	$8,680,279
Dollar General		Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(186,127)	1,211,987
Dollar General		Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(238,203)	1,446,226
Dollar General		Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(178,835)	1,127,755
Dollar General		Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(171,462)	1,114,573
Dollar General		Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(175,973)	1,037,756
Dollar General		Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(170,976)	1,017,518
Northrop Grumman		Melbourne, FL	3/7/2017	Office	12,382,991	1,469,737	(3,363,521)	10,489,207
exp US Services		Maitland, FL	3/27/2017	Office	6,056,668	388,248	(945,261)	5,499,655
Harley (1)		Bedford, TX	4/13/2017	Retail	12,947,054	—	(1,196,054)	11,751,000
Wyndham		Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(1,347,468)	9,728,247
Williams Sonoma		Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(1,214,232)	7,415,866
Omnicare		Richmond, VA	7/20/2017	Industrial	7,262,747	281,442	(954,774)	6,589,415
EMCOR		Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(693,863)	5,730,235
Husqvarna		Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(1,292,198)	11,561,950
AvAir		Chandler, AZ	12/28/2017	Industrial	27,357,899	—	(2,458,171)	24,899,728
3	M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(4,099,258)	13,019,922
Cummins		Nashville, TN	4/4/2018	Office	14,465,491	1,536,998	(2,549,219)	13,453,270
Northrop Grumman Parcel		Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
Texas Health		Dallas, TX	9/13/2018	Office	6,976,703	713,221	(829,997)	6,859,927
Bon Secours		Richmond, VA	10/31/2018	Office	10,388,751	800,356	(1,204,744)	9,984,363
Costco		Issaquah, WA	12/20/2018	Office	27,330,797	2,765,136	(3,305,667)	26,790,266
Taylor Fresh Foods		Yuma, AZ	10/24/2019	Industrial	34,194,369	2,894,017	(2,257,859)	34,830,527
Levins		Sacramento, CA	12/31/2019	Industrial	4,429,390	221,927	(330,913)	4,320,404
Dollar General		Bakersfield, CA	12/31/2019	Retail	4,899,714	261,630	(220,698)	4,940,646
Labcorp		San Carlos, CA	12/31/2019	Industrial	9,672,174	408,225	(306,481)	9,773,918
GSA (MSHA)		Vacaville, CA	12/31/2019	Office	3,112,076	243,307	(207,772)	3,147,611
PreK Education		San Antonio, TX	12/31/2019	Retail	12,447,287	555,767	(899,142)	12,103,912
Dollar Tree		Morrow, GA	12/31/2019	Retail	1,320,367	73,298	(106,366)	1,287,299
Solar Turbines		San Diego, CA	12/31/2019	Office	7,133,241	284,026	(507,486)	6,909,781
Wood Group		San Diego, CA	12/31/2019	Industrial	9,731,220	539,633	(742,040)	9,528,813
ITW Rippey		El Dorado, CA	12/31/2019	Industrial	7,071,143	304,387	(456,010)	6,919,520
Dollar General		Big Spring, TX	12/31/2019	Retail	1,281,683	76,351	(76,453)	1,281,581
Gap		Rocklin, CA	12/31/2019	Office	8,378,276	360,377	(718,960)	8,019,693
L3Harris		San Diego, CA	12/31/2019	Industrial	11,631,857	454,035	(706,233)	11,379,659
Sutter Health		Rancho Cordova, CA	12/31/2019	Office	29,555,055	1,616,610	(1,620,523)	29,551,142
Walgreens		Santa Maria, CA	12/31/2019	Retail	5,223,442	335,945	(199,441)	5,359,946
					$343,899,970	$23,570,335	$(38,377,298)	$329,093,007

(1)	Reclassified to real estate investment held for investment and use during the second quarter of 2021 from real estate held for sale beginning September 30, 2020 (see detailed discussion below).

Impairment Charges

During late March 2020, the Company learned that there would be a substantial impact on the commercial real estate market and specifically on fitness centers such as the Company's property leased at that time to 24 Hour Fitness USA, Inc. (“24 Hour Fitness”) due to the COVID-19 pandemic and the requirement of an indefinite and potentially extended period of store closures.

On March 31, 2020, the Company received written notice from 24 Hour Fitness that due to circumstances beyond its control, including the response to the COVID-19 pandemic and directives and mandates of various governmental authorities affecting the Las Vegas, Nevada 24 Hour Fitness store leased from the Company, it would not make the April 2020 rent payment. Despite negotiations with the tenant, no further rent payments were received and on June 15, 2020, the Company received written notice that the lease was formally rejected in connection with 24 Hour Fitness' Chapter 11 bankruptcy proceeding and the premises were surrendered to the Company's subsidiary. The lender on the property agreed to temporarily reduce its $32,000 monthly mortgage payment by $8,000 from May through August 2020 and the Company's special purpose subsidiary determined that if it was unable to secure a replacement tenant, then it would consider allowing the lender to foreclose on, and take possession of, the property. As such, the Company concluded that it was necessary to record an impairment charge to reduce the net book value of the property to its estimated fair value.

In addition, the Company determined that the effects of the COVID-19 pandemic on the overall economy and commercial real estate market would also have negative impacts on the Company's ability to re-lease two vacant properties, the property formerly leased to Dinan Cars located in Morgan Hill, CA through January 31, 2020 and the property leased to Dana, but unoccupied, located in Cedar Park, Texas.

Based on an evaluation of the value of these properties, the Company determined that impairment charges were required during the three months ended March 31, 2020 to reflect the reduction in value due to the uncertainty regarding leasing or sale prospects.

During the three months ended March 31, 2020, the Company recorded impairment charges aggregating $9,157,068, based on the estimated fair values of the aforementioned real estate properties. During the three months ended June 30, 2020, the Company recorded an additional impairment charge of $349,457 related to its property located in Lake Elsinore, CA and leased to Rite Aid through February 29, 2028. The Company determined that the impairment charge was required, representing the excess of the property's carrying value over the property's estimated sale price less estimated selling costs for the subsequent sale.

The aggregate impairment charges of $9,157,068 represented approximately 2.2% of the Company’s total investments in real estate property before impairments as of March 31, 2020 and the impairment charge of $349,457 represented approximately 0.1% of the Company’s total investments in real estate property before impairments as of June 30, 2020. The properties formerly leased by Rite Aid, Dinan Cars, 24 Hour Fitness and Dana were sold in August, October and December 2020 and July 2021, respectively.

There were no impairment charges recorded during the three and six months ended June 30, 2021. The details of the Company's real estate impairment charges for the three and six months ended June 30, 2020 were as follows:

Property	Location	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020
Rite Aid	Lake Elsinore, CA	$349,457	$349,457
Dana	Cedar Park, TX	—	2,184,395
24 Hour Fitness	Las Vegas, NV	—	5,664,517
Dinan Cars	Morgan Hill, CA	—	1,308,156
Total		$349,457	$9,506,525
Acquisitions

The Company did not acquire any real estate properties during the three and six months ended June 30, 2021 or during the three and six months ended June 30, 2020. See Note 12 for the description of a property leased to Raising Cane’s which the Company acquired in July 2021.

Dispositions

There were no disposals of properties during the three months ended June 30, 2021 nor during the three and six months ended June 30, 2020. The Company sold the following properties during the first quarter of 2021:

Property	Location	Disposition Date	Property Type	Rentable Square Feet	Contract Sale Price	Gain on Sale
Chevron Gas Station	Roseville, CA	1/7/2021	Retail	3,300	$4,050,000	$228,769
EcoThrift	Sacramento, CA	1/29/2021	Retail	38,536	5,375,300	51,415
Chevron Gas Station	San Jose, CA	2/12/2021	Retail	1,060	4,288,888	9,458
Total				42,896	$13,714,188	$289,642

On January 7, 2021, the Company completed the sale of its Roseville, California retail property, which was leased to the operator of a Chevron gas station, for $4,050,000, which generated net proceeds of $3,914,909 after payment of commissions and closing costs.

On January 29, 2021, the Company completed the sale of its Sacramento, California retail property, which was leased to EcoThrift, for $5,375,300, which generated net proceeds of $2,684,225 after repayment of the existing mortgage, commissions and closing costs.

On February 12, 2021, the Company completed the sale of its San Jose, California retail property, which was leased to the operator of a Chevron gas station, for $4,288,888, which generated net proceeds of $4,054,327 after payment of commissions and closing costs.

Asset Concentration

The Company held no real estate property with a net book value that is greater than 10% of its total assets as of June 30, 2021 or December 31, 2020.

Revenue Concentration

No tenant represented the source of 10% of total revenues during the three and six months ended June 30, 2021 or during the three and six months ended June 30, 2020.

Operating Leases

The Company’s real estate properties are primarily leased to tenants under net leases for which terms and expirations vary. The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies or lease guarantors) that are rated by nationally recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or that are required to be provided pursuant to the lease; (3) monitoring news reports and press releases regarding the tenants (or their parent companies or lease guarantors), and their underlying business and industry; and (4) monitoring the timeliness of rent collections.

During the first four months of 2020, the Company paid an aggregate of $990,000 in lease incentives to cancel certain termination options related to two leases with Walgreens for its Santa Maria, California and Stockbridge, Georgia properties, resulting in extension of the leases for approximately 10 years each. The Stockbridge property was sold on August 27, 2020. These costs were capitalized and are amortized over the period of the extension for the Santa Maria property and were charged to cost of sale for the Stockbridge property in August 2020.

During the three months ended June 30, 2021, the tenant in the Company's PreK Education retail property in San Antonio, Texas exercised its option to extend its lease term for eight years from the original termination of July 31, 2021 to July 31, 2029 with an increase in monthly rent. The terms of the original lease required the Company to pay a $2,000,000 term completion incentive upon exercise of the option and the tenant agreed to defer the timing of this payment to no later than January 31, 2022. The deferred lease incentive is presented under prepaid and other assets and the obligation is included in accounts payable, accrued and other liabilities in the Company's balance sheet as of June 30, 2021.

As of June 30, 2021, the future minimum contractual rent payments due to the Company under the Company’s non-cancellable operating leases, including lease amendments executed through August 13, 2021 and excluding rents due related to the real estate investments held for sale, are as follows:

July through December 2021	$13,219,545
2022	25,533,893
2023	22,070,671
2024	21,588,111
2025	18,369,437
2026	11,524,427
Thereafter	42,329,568
$154,635,652

Lease Intangible Assets, Net

As of June 30, 2021, the Company’s lease intangible assets were as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$23,570,335	$1,128,549	$(15,097,132)
Accumulated amortization	(11,210,646)	(372,620)	3,266,545
Net amount	$12,359,689	$755,929	$(11,830,587)

The intangible assets acquired in connection with the acquisitions have a weighted average amortization period of approximately 9.4 years as of June 30, 2021. As of June 30, 2021, the amortization of intangible assets for the nine months ending December 31, 2021 and for each year of the next five years and thereafter is expected to be as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
July through December 2021	$1,609,387	$64,909	$(727,614)
2022	2,682,533	129,823	(1,217,029)
2023	1,805,532	127,174	(921,169)
2024	1,689,428	122,543	(917,750)
2025	1,311,545	115,996	(917,750)
2026	601,734	78,557	(912,347)
Thereafter	2,659,530	116,927	(6,216,928)
	$12,359,689	$755,929	$(11,830,587)

Weighted-average remaining amortization period	7.1 years	6.8 years	11.9 years

Real Estate Investments Held For Sale

As a result of the COVID-19 pandemic discussed in Note 1, starting during the second quarter of 2020, the Company deemed it necessary to sell certain of its real estate investment properties to generate funds for share repurchases and certain debt obligations. During 2020, the Company identified nine real estate properties (eight retail properties and one industrial property) as held for sale. During the second half of 2020, five of the nine properties (four retail properties and one industrial property) were sold. Of the four remaining retail properties held for sale as of December 31, 2020, the Company sold three retail properties during the first quarter of 2021: the EcoThrift property and the two Chevron properties (see Dispositions above for more details). The Harley Davidson retail property, which was the only property held for sale as of March 31, 2021, was reclassified as held for investment and use during the second quarter of 2021 (see discussion in Change in Plan of Sale below for more details).

During the second quarter of 2021, the Company identified and reclassified the industrial property located in Cedar Park, Texas leased to Dana Incorporated as real estate investment held for sale. This unoccupied property was subsequently sold on July 7, 2021 (see Note 12 for more details).

The following table summarizes the major components of assets and liabilities related to real estate investments held for sale as of June 30, 2021 (Dana property) and December 31, 2020 (Harley Davidson, EcoThrift and two Chevron properties):

	June 30, 2021	December 31, 2020
Assets related to real estate investments held for sale:
Land, buildings and improvements	$6,802,876	$25,675,459
Tenant origination and absorption costs	531,439	554,788
Accumulated depreciation and amortization	(1,958,569)	(1,644,508)
Real estate investments held for sale, net	5,375,746	24,585,739
Other assets, net	671,265	1,079,361
Total assets related to real estate investments held for sale:	$6,047,011	$25,665,100

Liabilities related to real estate investments held for sale:
Mortgage notes payable, net	$4,381,426	$9,088,438
Other liabilities, net	227,433	801,337
Total liabilities related to real estate investments held for sale:	$4,608,859	$9,889,775

The following table summarizes the major components of rental income, expenses and impairment related to real estate investments held for sale as of June 30, 2021 (the property leased to Dana) and 2020 (the property leased to Island Pacific Supermarket located in Elk Grove, CA, the property leased to Rite Aid located in Lake Elsinore, CA, the property leased to Walgreens located in Stockbridge, GA and the property previously leased to Dinan Cars located in Morgan Hill, CA), which were included in continuing operations for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Total revenues	$342,198	$312,060	$716,160	$1,480,909
Expenses:
Interest expense	63,207	83,658	138,629	221,022
Depreciation and amortization	49,108	185,658	122,769	375,575
Other expenses	78,857	101,131	145,797	221,811
Impairment	—	349,457	—	1,657,613
Total expenses	191,172	719,904	407,195	2,476,021
Net income (loss)	$151,026	$(407,844)	$308,965	$(995,112)

Change in Plan of Sale

On September 30, 2020, the Company reclassified the Harley Davidson property’s net book value (“NBV”) of $12,010,919 to real estate held for sale and suspended recording depreciation for the property as of that date. On December 31, 2020, the Company recorded an impairment loss of $632,233 based on the expected net proceeds of sale of the property of $12,117,500 compared to the property's NBV combined with the outstanding straight-line rent receivable balance. Following unsuccessful efforts to sell the property at a price which would be acceptable to the Company, the Company decided to withdraw its decision to sell the property during June 2021 and reclassified the Harley Davidson property to real estate investment held for investment and use.

At the time of the decision to reclassify the property to real estate investment held for investment and use in June 2021, the carrying value of the property would have been $11,779,687 if continuously depreciated since September 30, 2020. The fair value of the property as of the June 2021 determination was $11,860,000, based on management’s value for the property in the June 30, 2021 NAV analysis (the most recent valuation).

As provided by ASC 360-10, since the adjusted carrying value of the property of $11,779,687 was lower than its fair value of $11,860,000, the Company adjusted the net book value of the property to its adjusted carrying value of $11,779,687. The recording of the property at its adjusted carrying value resulted in an adjustment to reduce the impairment loss recorded as of December 31, 2020 by $400,999 during the three months ended June 30, 2021.

NOTE 4. REAL ESTATE INVESTMENTS

As of December 31, 2020, the Company’s real estate investment portfolio consisted of (i) 36 operating properties located in 14 states (including 14 operating properties of the original 20 operating properties acquired in connection with the Merger on December 31, 2019) and comprised of: 11 retail properties, 14 office properties and 11 industrial properties, (ii) one parcel of land, which currently serves as an easement to one of the Company’s office properties and (iii) a 72.7% undivided TIC Interest in an office property in Santa Clara, California, not reflected in the table below, but discussed in Note 5.

The following table provides summary information regarding the Company’s real estate portfolio as of December 31, 2020:

Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo Health	Orlando, FL	6/15/2016	Office	$9,855,847	$1,269,351	$(2,221,380)	$8,903,818
Dollar General	Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(166,006)	1,232,108
Dollar General	Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(212,451)	1,471,978
Dollar General	Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(159,501)	1,147,089
Dollar General	Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(152,925)	1,133,110
Dollar General	Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(156,949)	1,056,780
Dollar General	Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(152,492)	1,036,002
Dana	Cedar Park, TX	12/27/2016	Industrial	6,802,876	531,439	(1,835,800)	5,498,515
Northrop Grumman	Melbourne, FL	3/7/2017	Office	12,382,991	1,341,199	(2,968,985)	10,755,205
exp US Services	Maitland, FL	3/27/2017	Office	6,056,668	388,248	(833,278)	5,611,638
Wyndham	Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(1,170,222)	9,905,493
Williams Sonoma	Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(1,058,455)	7,571,643
Omnicare	Richmond, VA	7/20/2017	Industrial	7,262,747	281,442	(832,474)	6,711,715
EMCOR	Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(604,163)	5,819,935
Husqvarna	Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(1,113,651)	11,740,497
AvAir	Chandler, AZ	12/28/2017	Industrial	27,357,900	—	(2,111,134)	25,246,766
3M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(3,476,588)	13,642,592
Cummins	Nashville, TN	4/4/2018	Office	14,465,491	1,536,998	(2,151,938)	13,850,551
Northrop Grumman Parcel	Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
Texas Health	Dallas, TX	9/13/2018	Office	6,976,703	713,221	(681,341)	7,008,583
Bon Secours	Richmond, VA	10/31/2018	Office	10,388,751	800,356	(978,335)	10,210,772
Costco	Issaquah, WA	12/20/2018	Office	27,330,797	2,765,136	(2,654,329)	27,441,604
Taylor Fresh Foods	Yuma, AZ	10/24/2019	Industrial	34,194,369	2,894,017	(1,597,022)	35,491,364
Levins	Sacramento, CA	12/31/2019	Industrial	4,429,390	221,927	(220,609)	4,430,708
Dollar General	Bakersfield, CA	12/31/2019	Retail	4,899,714	261,630	(147,132)	5,014,212
PMI Preclinical	San Carlos, CA	12/31/2019	Industrial	9,672,174	408,225	(204,321)	9,876,078
GSA (MSHA)	Vacaville, CA	12/31/2019	Office	3,112,076	243,307	(138,515)	3,216,868
PreK Education	San Antonio, TX	12/31/2019	Retail	12,447,287	447,927	(599,428)	12,295,786
Dollar Tree	Morrow, GA	12/31/2019	Retail	1,320,367	73,298	(70,911)	1,322,754
Solar Turbines	San Diego, CA	12/31/2019	Office	7,133,241	284,026	(338,232)	7,079,035
Wood Group	San Diego, CA	12/31/2019	Industrial	9,731,220	466,293	(565,017)	9,632,496
ITW Rippey	El Dorado Hills, CA	12/31/2019	Industrial	7,071,143	304,387	(303,219)	7,072,311
Dollar General	Big Spring, TX	12/31/2019	Retail	1,281,683	76,351	(50,969)	1,307,065
Gap	Rocklin, CA	12/31/2019	Office	8,378,276	360,377	(479,306)	8,259,347
L-3 Communications	Carlsbad, CA	12/31/2019	Industrial	11,631,857	454,035	(470,823)	11,615,069
Sutter Health	Rancho Cordova, CA	12/31/2019	Office	29,555,055	1,616,610	(1,080,349)	30,091,316
Walgreens	Santa Maria, CA	12/31/2019	Retail	5,223,442	335,945	(132,961)	5,426,426
				$337,755,793	$23,792,057	$(32,091,211)	$329,456,639

Impairment Charges

During late March 2020, the Company learned that there would be a substantial impact on the commercial real estate market and specifically on fitness centers due to the COVID-19 pandemic and the requirement of an indefinite and potentially extended period of store closures. On March 31, 2020, the Company received written notice from 24 Hour Fitness USA, Inc. (“24 Hour Fitness”) that due to circumstances beyond its control, including the response to the COVID-19 pandemic and directives and mandates of various governmental authorities, the Las Vegas, Nevada 24 Hour Fitness store leased from the Company had been closed on or about March 17, 2020 and remained closed as of the date of the tenant's notice. The tenant's notice stated that it would not make the April 2020 rent payment. The Company's special purpose subsidiary, which owns the property, immediately initiated negotiations with the tenant; however, no further rent payments were received and on June 15, 2020, the Company received written notice that the lease was formally rejected in connection with 24 Hour Fitness' Chapter 11 bankruptcy proceeding and the premises were surrendered to the Company's subsidiary.

On April 1, 2020, the Company’s special purpose subsidiary initiated negotiations with the lender on the property, and requested a deferral of mortgage payments until the tenant resumed paying rent. The lender did not agree to provide any substantial mortgage relief to the Company's special purpose subsidiary, but agreed to temporarily reduce its $32,000 monthly mortgage payment by $8,000 from May 2020 through August 2020. The Company's special purpose subsidiary determined that if it was unable to secure a replacement tenant, then it would consider allowing the lender to foreclose on, and take possession of, the property. As such, the Company concluded that it was necessary to record an impairment charge to reduce the net book value of the property to its estimated fair value.

In addition, the Company determined that the effects of the COVID-19 pandemic on the overall economy and commercial real estate market would also negatively impact the Company's ability to re-lease two vacant properties, the property formerly leased to Dinan Cars through January 31, 2020 located in Morgan Hill, California and the property leased to Dana, but currently unoccupied, located in Cedar Park, Texas. Based on an evaluation of the value of these two properties, the Company determined that impairment charges were required to reflect the reduction in value due to the uncertainty regarding leasing or sale prospects. During the three months ended March 31, 2020, the Company recorded impairment charges aggregating $9,157,068 based on the estimated fair value of the real estate properties discussed above.

During the three months ended June 30, 2020 and December 31, 2020, the Company recorded additional impairment charges related to properties held for sale. As of June 30, 2020, the Company recorded an impairment charge of $349,457 related to the property located in Lake Elsinore, California and leased to Rite Aid through February 29, 2028. As of December 31, 2020, the Company recorded an aggregate of $761,100 in impairment charges related to its property located in Bedford, Texas and leased to the operator of a Harley Davidson dealership through April 12, 2032 and its property located in San Jose, California and leased to the operator of a Chevron gas station through May 31, 2025. The impairment charges related to the properties located in Lake Elsinore and San Jose, California reflect the excess of the property's carrying value over the property's sale price less estimated selling costs (see below for discussion of the property sale), while the impairment charge related to the property located in Bedford, Texas pertained to a portion of the Company's straight-line rent receivable for this property which the Company does not expect to recover as a result of the planned sale (see below for discussion of the property classification to held for sale).

The aggregated impairment charges of $10,267,625 during the year ended December 31, 2020 represented approximately 2.5% of the Company’s total investments in real estate property as of December 31, 2020.

The details of the Company's real estate impairment charges for the year ended December 31, 2020 were as follows:

Property	Location	Year Ended December 31, 2020
Dana	Cedar Park, TX	$2,184,395
24 Hour Fitness	Las Vegas, NV	5,664,517
Dinan Cars	Morgan Hill, CA	1,308,156
Rite Aid	Lake Elsinore, CA	349,457
Harley Davidson	Bedford, TX	632,233
Chevron Gas Station	San Jose, CA	128,867
		$10,267,625

Acquisitions:

The Company acquired no real estate properties during the year ended December 31, 2020.

During the year ended December 31, 2019, the Company acquired the following real estate properties:

Property	Land	Buildings and Improvements	Tenant Origination and Absorption Costs	Above- Market Lease Intangibles	Below-Market Lease Intangibles	Total
REIT I Property Portfolio:
Chevron Gas Station, San Jose	$3,787,021	$267,738	$145,577	$41,739	$—	$4,242,075
Levins	1,404,863	3,024,527	221,927	26,469	—	4,677,786
Chevron Gas Station, Roseville	2,636,663	1,011,908	136,415	24,432	—	3,809,418
Island Pacific Supermarket	676,981	1,883,330	197,495	—	(76,351)	2,681,455
Dollar General, Bakersfield	1,099,458	3,800,256	261,630	—	(41,739)	5,119,605
Rite Aid	3,939,724	2,902,365	420,441	186,297	—	7,448,827
PMI Preclinical	4,774,497	4,897,677	408,225	115,036	—	10,195,435
EcoThrift	2,300,717	3,249,509	273,846	—	(388,882)	5,435,190
GSA (MSHA)	399,062	2,713,014	243,307	—	(101,802)	3,253,581
PreK San Antonio	963,044	11,484,243	447,927	—	(28,504)	12,866,710
Dollar Tree	159,829	1,160,538	73,298	10,180	—	1,403,845
Dinan Cars	2,453,420	3,799,237	—	—	—	6,252,657
Solar Turbines	2,483,960	4,649,281	284,026	—	(108,928)	7,308,339
Wood Group	3,461,256	6,269,964	392,955	—	—	10,124,175
ITW Rippey	787,945	6,283,198	304,387	—	—	7,375,530
Dollar General, Big Spring	103,838	1,177,845	76,351	—	(127,252)	1,230,782
Gap	2,076,754	6,301,522	360,377	—	(68,207)	8,670,446
L-3 Communications	3,552,878	8,078,979	454,035	—	(174,081)	11,911,811
Sutter Health	2,443,240	27,111,815	1,616,610	87,549	—	31,259,214
Walgreens	1,832,430	3,391,012	335,945	272,829	—	5,832,216
Total REIT I Property Portfolio	41,337,580	103,457,958	6,654,774	764,531	(1,115,746)	151,099,097
Taylor Fresh Foods	4,312,016	29,882,353	2,894,017	—	(11,526,976)	25,561,410
	$45,649,596	$133,340,311	$9,548,791	$764,531	$(12,642,722)	$176,660,507

Purchase price and other acquisition costs	$176,660,507
Purchase deposit applied	(2,000,000)
Acquisition fees to affiliate related to Taylor Fresh Foods (Note 9)	(741,000)
Acquisition of real estate before financing	$173,919,507

Capitalized acquisition fee paid to the Former Advisor for a property acquired during the year ended December 31, 2019 is as follows:

Property	Amount
Taylor Fresh Foods	$741,000

The Company also paid the Former Advisor capitalized acquisition fees of $5,459 during the year ended December 31, 2019 related to additions to real estate investments.

During the year ended December 31, 2019, the Company recognized $548,362 of total revenue related to the Taylor Fresh foods property. No revenue was recognized related to the 20 properties acquired in the Merger because the transaction closed on December 31, 2019.

The noncancellable lease terms of the properties acquired during the year ended December 31, 2019 were as follows:

Property	Lease Expiration
Chevron Gas Station	5/27/2025
Levins	8/20/2023
Chevron Gas Station	9/30/2025
Island Pacific Supermarket	5/31/2025
Dollar General	7/31/2028
Rite Aid	2/25/2028
PMI Preclinical	10/31/2025
EcoThrift	2/28/2026
GSA (MSHA)	8/24/2026
PreK San Antonio	7/31/2021
Dollar Tree	7/31/2025
Dinan Cars	4/30/2023
Solar Turbines	2/28/2021
Amec Foster	7/31/2021
ITW Rippey	8/1/2022
Dollar General Big Spring	4/30/2030
Gap	2/28/2023
L-3 Communications	4/30/2022
Sutter Health	10/31/2025
Walgreens	2/28/2031
Taylor Fresh Foods	9/30/2033

Dispositions:

The Company sold the following properties during the year ended December 31, 2020:

Property	Location	Disposition Date	Property Type	Rentable Square Feet	Contract Sale Price	Gain (Loss) on Sale
Rite Aid	Lake Elsinore, CA	8/3/2020	Retail	17,272	$7,250,000	$(422)
Walgreens	Stockbridge, GA	8/27/2020	Retail	15,120	5,538,462	1,306,768
Island Pacific Supermarket	Elk Grove, CA	9/16/2020	Retail	13,963	3,155,000	387,296
Dinan Cars	Morgan Hill, CA	10/28/2020	Industrial	27,296	6,100,000	961,836
24 Hour Fitness	Las Vegas, NV	12/16/2020	Retail	45,000	9,052,941	1,484,271
				118,651	$31,096,403	$4,139,749

On August 3, 2020, the Company completed the sale of its Lake Elsinore, California retail property which was leased to Rite Aid for $7,250,000, which generated net proceeds of $3,299,016 after repayment of the existing mortgage, commissions and closing costs. Prior to the sale, the Company evaluated the Rite Aid property for impairment and recognized a $349,457 impairment charge during the three months ended June 30, 2020 in order to reduce the carrying value of the property to its estimated net realizable value.

On August 27, 2020, the Company completed the sale of its Stockbridge, Georgia retail property which was leased to Walgreens for $5,538,462, which generated net proceeds of $5,296,356 after payment of commissions and closing costs. The mortgage for this property was previously repaid on August 10, 2020 in connection with the refinancing of the Accredo property as discussed in Note 7.

On September 16, 2020, the Company completed the sale of its Elk Grove, California retail property which was leased to Island Pacific for $3,155,000, which generated net proceeds of $1,124,016 after repayment of the existing mortgage, commissions and closing costs.

On October 28, 2020, the Company completed the sale of its Morgan Hill, California industrial property which was formerly leased to Dinan Cars for $6,100,000, which generated net proceeds of $3,811,580 after repayment of the existing mortgage, commissions and closing costs. Prior to the sale, the Company recognized an impairment charge for $1,308,156 during the three months ended March 31, 2020.

On December 16, 2020, the Company completed the sale of its Las Vegas, Nevada retail property which was formerly leased to 24 Hour Fitness for $9,052,941, which is expected to generate net proceeds of $1,324,383 upon collection of the receivable from the buyer and after assignment of the existing mortgage to the buyer, payment of commissions and closing costs, and reserves for tenant improvements and free rent. Prior to the sale, the Company recognized an impairment charge for $5,664,517 during the three months ended March 31, 2020.

There were no disposition of properties during the year ended December 31, 2019.

Asset Concentration

The Company holds no real estate property with a net book value that is greater than 10% of its total assets as of December 31, 2020 and 2019.

Revenue Concentration

No tenants represented the source of 10% of total revenues during the year ended December 31, 2020. The Company’s revenue concentration based on tenants representing greater than 10% of total revenues for the year ended December 31, 2019 is as follows:

	2019
Property and Location	Revenue	Percentage of Total Revenue
AvAir, Chandler, AZ	$2,670,159	10.9%

Operating Leases

The Company’s real estate properties are primarily leased to tenants under net leases for which terms and expirations vary. The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies or lease guarantors) that are rated by nationally recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or that are required to be provided pursuant to the lease; (3) monitoring news reports and press releases regarding the tenants (or their parent companies or lease guarantors), and their underlying business and industry; and (4) monitoring the timeliness of rent collections.

During the first four months of 2020, the Company paid an aggregate of $990,000 in lease incentives to cancel certain termination options related to two leases with Walgreens for its Santa Maria, California and Stockbridge, Georgia properties, resulting in extension of the leases for approximately 10 years each. The Stockbridge property was sold on August 27, 2020 as discussed above. These costs were capitalized and will be amortized over the period of the extension for the Santa Maria property and were charged to cost of sale for the Stockbridge property.

Effective August 1, 2020, the Company executed an amendment to accelerate the termination of the Dana lease from July 31, 2024 to July 31, 2022 in exchange for the right to receive an early termination payment of $1,381,767 due on July 31, 2022 and continued rent payments of $65,000 per month from August 1, 2020 through July 1, 2022. In the event that the Company is able to re-lease or sell the Dana property prior to July 31, 2022, Dana would be obligated to continue paying rent of $65,000 per month through July 1, 2022 or may elect to pay a cash lump sum payment to the Company equal to the net present value of the remaining rent payments. This amendment is a modification of the existing lease for accounting purposes and the revised payment stream, including the early termination payment, is reflected for the balance of the revised lease term on a straight-line basis.

As of December 31, 2020, the future minimum contractual rent payments due under the Company’s noncancelable operating leases, including lease amendments executed subsequent to December 31, 2020 and excluding rents due related to real estate investments held for sale, are as follows:

2021	$26,761,843
2022	24,418,710
2023	20,157,378
2024	19,674,819
2025	16,456,145
Thereafter	43,827,967
$151,296,862

During the first quarter of 2021, the Company entered into additional lease extensions for the properties leased to Northrop Grumman in Melbourne, Florida and two Dollar General properties in Castalia, Ohio and Lakeside, Ohio as further discussed in Note 11- Subsequent Events. The table above reflects the extension of these leases.

Intangibles

As of December 31, 2020 and 2019, the Company’s intangible assets were as follows:

	December 31, 2020			December 31, 2019
	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$23,792,057	$1,128,549	$(15,163,672)	$27,266,610	$1,547,646	$(15,713,975)
Accumulated amortization	(9,695,960)	(307,707)	2,597,935	(6,005,248)	(295,912)	1,122,616
Net amount	$14,096,097	$820,842	$(12,565,737)	$21,261,362	$1,251,734	$(14,591,359)

The intangible assets acquired in connection with these real estate properties have a weighted average amortization period of approximately 9.4 years as of December 31, 2020. As of December 31, 2020, amortization of intangible assets for each year of the next five years and thereafter is expected to be as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
2021	$3,801,383	$129,823	$(1,462,730)
2022	2,628,700	129,823	(1,217,076)
2023	1,751,653	127,174	(921,169)
2024	1,625,159	122,543	(917,750)
2025	1,242,973	115,995	(917,750)
Thereafter	3,046,229	195,484	(7,129,262)
	$14,096,097	$820,842	$(12,565,737)

Weighted-Average Remaining Amortization Period	7.1 years	7.2 years	12.2 years

Real Estate Investments Held For Sale

As a result of the COVID-19 pandemic discussed in Note 1, during the second quarter of 2020, the Company deemed it necessary to sell certain of its real estate investment properties to generate funds for share repurchases and to service certain debt obligations.

During the three months ended June 30, 2020, the Company identified four real estate investment properties as held for sale. These four properties consisted of three retail properties (the property leased to Island Pacific Supermarket through May 30, 2033 located in Elk Grove, California, the property leased to Rite Aid through February 29, 2028 located in Lake Elsinore, California and the property leased to Walgreens through February 28, 2031 located in Stockbridge, Georgia) and one industrial property previously leased to Dinan Cars located in Morgan Hill, California. As discussed above, these four properties were sold during the year ended December 31, 2020.

As discussed below, additional properties were identified as held for sale during the third and fourth quarters of 2020.

During the three months ended September 30, 2020, the Company determined to sell two additional retail properties (the property leased to the operator of a Harley Davidson dealership through April 12, 2032 located in Bedford, Texas and the property formerly leased to 24 Hour Fitness located in Las Vegas, Nevada). As discussed above, the property formerly leased to 24 Hour Fitness was sold during the year ended December 31, 2020.

During the three months ended December 31, 2020, the Company determined to sell three more retail properties (the property leased to Chevron through September 30, 2025 located in Roseville, California; the property leased to EcoThrift through February 26, 2026 located in Sacramento, California; and the property leased to Chevron through May 31, 2025 located in San Jose, California).

As of December 31, 2020, the Company has four retail properties held for sale, namely: the Harley Davidson property, the EcoThrift property and the two Chevron properties. The property leased to EcoThrift and the two properties leased to Chevron were sold subsequent to December 31, 2020 (see Note 11).

The following table summarizes the major components of assets and liabilities related to real estate investments held for sale as of December 31, 2020:

December 31, 2020
Assets related to real estate investments held for sale:
Land, buildings and improvements	$25,675,459
Tenant origination and absorption costs	554,788
Accumulated depreciation and amortization	(1,644,508)
Real estate investments held for sale, net	24,585,739
Other assets, net	1,079,361
Total assets related to real estate investments held for sale:	$25,665,100

Liabilities related to real estate investments held for sale:
Mortgage notes payable, net	$9,088,438
Other liabilities, net	801,337
Total liabilities related to real estate investments held for sale:	$9,889,775

The following table summarizes the major components of rental income, expenses and impairment related to real estate investments held for sale as of December 31, 2020, which were included in continuing operations for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Total revenues	$2,326,058	$1,325,265
Expenses:
Interest expense	552,246	323,460
Depreciation and amortization	737,278	344,708
Other expenses	352,280	385,282
Impairment of real estate properties	761,100	—
Total expenses	2,402,904	1,053,450
Net (loss) income	$(76,846)	$271,815

As discussed in Note 3, the properties located in Roseville, Sacramento, and San Jose, California were acquired in the Merger on December 31, 2019, and therefore did not contribute to the Company's rental income or net loss for the year ended December 31, 2019.